ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2017
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE
10.	Assets held for sale / Liabilities held for sale

On November 27, 2015, the Company entered into definitive sale and purchase agreements to dispose of 60% equity interest in its subsidiary, Xin Run, to three parties, including a 38% interest to a company owned by the Founders (the “2015 Agreement”). Xin Run owns and operates ChinaCache's Atecsys Cloud Data Center ("Atecsys") and is expected to build China's first Internet Exchange. As a result, assets and liabilities subject to the purchase and sale agreements were classified as held for sale in the Company’s December 31, 2015 consolidated balance sheet.

On March 6, 2017, the Company entered into a new definitive agreement to sell 79% of its equity interest in Xin Run to a group of investors for RMB221 million in cash before fees and expenses, including 52.67% interest to two companies owned by the Founders (the “2017 Agreement”). The completion of the transaction was subject to customary closing conditions, including obtaining requisite governmental registration. The transaction was approved by the Board of Directors of the Company, acting upon the unanimous recommendation of its audit committee, consisting of independent and disinterested directors. The Company terminated the 2015 Agreement.

Assets and liabilities classified as held for sale are required to be recorded at the lower of carrying value or fair value less any costs to sell. As of December 31, 2015 and 2016, the carrying value of Xin Run’s net assets were less than fair value less costs to sell, and accordingly, no adjustment to the asset value was necessary. Xin Run did not meet the criteria to be classified as discontinued operations because it not comprise a major component of the Company’s operations.

On December 28, 2017, the Board of Directors approved to terminate the 2017 Agreement. As a result, all of the assets and liabilities of Xun Run and its subsidiaries were reclassified as held and used as of December 31, 2017, with the exception of two subsidiaries under Xin Run, Beijing Shuo Ge and Beijing Zhao Du, which continued to qualify as assets held for sale under existing arrangements with buyers. On March 23, 2018, the Company finalized the termination agreement with relevant parties.

Beijing Shuo Ge and Beijing Zhao Du hold cloud infrastructure and the related land use right and equipment to be sold via the transfer of the Company’s equity interests in the subsidiaries to the buyers. The Company received advance payments from the buyers upon the execution of the relevant sales documents.

The major classes of assets and liabilities held for sale were as follows:

	December 31
	2016	2017
	RMB’000	RMB’000	US$’000
Cash and cash equivalents	21,696	1	-
Accounts receivable, net	1,721	-	-
Prepaid expenses and other current assets (i)	147,490	15,478	2,379
Amounts due from ChinaCache Beijing and Beijing Blue IT	18,063	737	113
Property and equipment (ii)	21,541	550,606	84,627
Intangible assets, net	5,532	-	-
Land use right, net	48,966	14,909	2,292
Deferred tax assets	26,553	-	-
Accrued tax on intercompany transactions	17,205	-	-
Cloud infrastructure construction in progress (ii)	977,194	-	-
Assets held for sale	1,285,961	581,731	89,410
Accounts payable	5,416	-	-
Accrued employee benefits	3,460	-	-
Other payables (iii)	1,206,946	-	-
Accrued expenses and other current liabilities	41,413	1,863	286
Income tax payable	2,919	-	-
Liabilities for uncertain tax positions	4,813	-	-
Amounts due to the Company	53,169	2,025	331
Liabilities held for sale	1,318,136	3,888	597

i)
The balance as of December 31, 2016 included refundable commission fee of RMB99,700,000 and prepaid discount of RMB30,000,000 that were reclassified out and included in prepaid expenses and other current assets as of December 31, 2017 (Note 6).

ii)
As of December 31, 2016, the Company capitalized direct costs of RMB977,194,000 that were directly attributable to the development of the cloud infrastructure. During the year ended December 31, 2017, additional costs of RMB39,398,000 (US$6,055,000) were capitalized for buildings completed during the year. Total costs incurred directly attributable to the development of the cloud infrastructure was RMB1,016,592,000 (US$157,178,000) as of December 31, 2017. Of which, RMB550,606,000 (US$84,627,000) capitalized for completed buildings held under Beijing Shuo Ge and Beijing Zhao Du was transferred to assets held for sale - property and equipment whereas costs of other completed buildings in the aggregate of RMB39,927,000 (US$6,137,000) and costs of other completed equipment s in the aggregate of RMB6,150,000 (US$945,000) were transferred to property and equipment, net (Note 7). The remaining RMB416,352,000 (US$63,992,000) capitalized to date for construction in progress was re-designated as cloud infrastructure construction in progress.

iii)	The balance as of December 31, 2016 included advances of RMB997,000,000 from buyers of Beijing Shuo Ge and Beijing Zhao Du which was transferred to other payables as of December 31, 2017 (Note 14).

The operating results of the subsidiaries held for sale during the three years ended December 31, 2017 that are not presented within discontinued operations are summarized as follow:

	For the years ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000

Net revenue	-	(2,442)	-	-
Loss before income taxes	(57,010)	(107,399)	679	104

*
Loss before income taxes for the three years ended December 31, 2017 included transaction tax on assets transfer of RMB27,733,000, nil and nil, respectively. Loss before income taxes attributable to the noncontrolling interest for the three years ended December 31, 2017 was nil, RMB1,074,000 and RMB7,000 (US$1,000), respectively.